Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2014
Subsidiary guarantee information
Condensed consolidating statements of operations
Condensed consolidating statements of operations
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,392	12,193		18,585	228		248		19,061
Interest expense	(3,894)	(6,014)		(9,908)	(316)		197		(10,027)
Net interest income	2,498	6,179		8,677	(88)		445		9,034
Commissions and fees	4,137	8,750		12,887	7		157		13,051
Trading revenues	73	1,717		1,790	159		77		2,026
Other revenues	1,358	877		2,235	1,750	[2]	(1,854)		2,131
Net revenues	8,066	17,523		25,589	1,828		(1,175)		26,242
Provision for credit losses	(1)	126		125	0		61		186
Compensation and benefits	3,510	7,872		11,382	53		(101)		11,334
General and administrative expenses	2,592	6,981		9,573	(101)		62		9,534
Commission expenses	253	1,295		1,548	0		13		1,561
Total other operating expenses	2,845	8,276		11,121	(101)		75		11,095
Total operating expenses	6,355	16,148		22,503	(48)		(26)		22,429
Income/(loss) from continuing operations before taxes	1,712	1,249		2,961	1,876		(1,210)		3,627
Income tax expense	620	679		1,299	1		105		1,405
Income/(loss) from continuing operations	1,092	570		1,662	1,875		(1,315)		2,222
Income from discontinued operations, net of tax	0	102		102	0		0		102
Net income/(loss)	1,092	672		1,764	1,875		(1,315)		2,324
Net income attributable to noncontrolling interests	406	39		445	0		4		449
Net income/(loss) attributable to shareholders	686	633		1,319	1,875		(1,319)		1,875
of which from continuing operations	686	531		1,217	1,875		(1,319)		1,773
of which from discontinued operations	0	102		102	0		0		102
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,092	672		1,764	1,875	(1,315)		2,324
Gains/(losses) on cash flow hedges	0	(27)		(27)	7	0		(20)
Foreign currency translation	2,238	46		2,284	(1)	4		2,287
Unrealized gains/(losses) on securities	0	21		21	0	(9)		12
Actuarial gains/(losses)	(109)	167		58	0	(1,311)		(1,253)
Net prior service credit/(cost)	14	0		14	0	(77)		(63)
Other comprehensive income/(loss), net of tax	2,143	207		2,350	6	(1,393)		963
Comprehensive income/(loss)	3,235	879		4,114	1,881	(2,708)		3,287
Comprehensive income/(loss) attributable to noncontrolling interests	520	94		614	0	(74)		540
Comprehensive income/(loss) attributable to shareholders	2,715	785		3,500	1,881	(2,634)		2,747
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,579	12,438		19,017	62		477		19,556
Interest expense	(3,930)	(7,377)		(11,307)	(60)		(74)		(11,441)
Net interest income	2,649	5,061		7,710	2		403		8,115
Commissions and fees	3,755	9,302		13,057	4		165		13,226
Trading revenues	(516)	3,271		2,755	(23)		7		2,739
Other revenues	1,529	263		1,792	2,288	[2]	(2,304)		1,776
Net revenues	7,417	17,897		25,314	2,271		(1,729)		25,856
Provision for credit losses	4	89		93	0		74		167
Compensation and benefits	3,380	7,807		11,187	59		10		11,256
General and administrative expenses	2,843	5,811		8,654	(135)		80		8,599
Commission expenses	227	1,499		1,726	1		11		1,738
Total other operating expenses	3,070	7,310		10,380	(134)		91		10,337
Total operating expenses	6,450	15,117		21,567	(75)		101		21,593
Income/(loss) from continuing operations before taxes	963	2,691		3,654	2,346		(1,904)		4,096
Income tax expense	8	1,162		1,170	20		86		1,276
Income/(loss) from continuing operations	955	1,529		2,484	2,326		(1,990)		2,820
Income from discontinued operations, net of tax	66	79		145	0		0		145
Net income/(loss)	1,021	1,608		2,629	2,326		(1,990)		2,965
Net income/(loss) attributable to noncontrolling interests	575	94		669	0		(30)		639
Net income/(loss) attributable to shareholders	446	1,514		1,960	2,326		(1,960)		2,326
of which from continuing operations	380	1,435		1,815	2,326		(1,960)		2,181
of which from discontinued operations	66	79		145	0		0		145
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,021	1,608		2,629	2,326	(1,990)		2,965
Gains/(losses) on cash flow hedges	0	2		2	16	0		18
Foreign currency translation	(668)	(1,566)		(2,234)	0	1,213		(1,021)
Unrealized gains/(losses) on securities	(2)	(16)		(18)	0	(14)		(32)
Actuarial gains/(losses)	138	(181)		(43)	0	1,087		1,044
Net prior service credit/(cost)	0	0		0	0	(95)		(95)
Other comprehensive income/(loss), net of tax	(532)	(1,761)		(2,293)	16	2,191		(86)
Comprehensive income/(loss)	489	(153)		336	2,342	201		2,879
Comprehensive income/(loss) attributable to noncontrolling interests	471	163		634	0	(109)		525
Comprehensive income/(loss) attributable to shareholders	18	(316)		(298)	2,342	310		2,354
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,625	13,914		21,539	81		470		22,090
Interest expense	(4,540)	(10,217)		(14,757)	(79)		(111)		(14,947)
Net interest income	3,085	3,697		6,782	2		359		7,143
Commissions and fees	3,934	8,609		12,543	(12)		193		12,724
Trading revenues	1,470	(307)		1,163	1		32		1,196
Other revenues	(37)	2,525		2,488	1,319	[2]	(1,259)		2,548
Net revenues	8,452	14,524		22,976	1,310		(675)		23,611
Provision for credit losses	(5)	93		88	0		82		170
Compensation and benefits	3,601	8,618		12,219	56		28		12,303
General and administrative expenses	2,132	5,073		7,205	(101)		142		7,246
Commission expenses	252	1,433		1,685	1		16		1,702
Total other operating expenses	2,384	6,506		8,890	(100)		158		8,948
Total operating expenses	5,985	15,124		21,109	(44)		186		21,251
Income/(loss) from continuing operations before taxes	2,472	(693)		1,779	1,354		(943)		2,190
Income tax expense/(benefit)	1,251	(886)		365	5		95		465
Income/(loss) from continuing operations	1,221	193		1,414	1,349		(1,038)		1,725
Income/(loss) from discontinued operations, net of tax	17	(57)		(40)	0		0		(40)
Net income/(loss)	1,238	136		1,374	1,349		(1,038)		1,685
Net income attributable to noncontrolling interests	281	52		333	0		3		336
Net income/(loss) attributable to shareholders	957	84		1,041	1,349		(1,041)		1,349
of which from continuing operations	940	141		1,081	1,349		(1,041)		1,389
of which from discontinued operations	17	(57)		(40)	0		0		(40)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,238	136		1,374	1,349	(1,038)		1,685
Gains/(losses) on cash flow hedges	0	7		7	30	0		37
Foreign currency translation	(567)	(685)		(1,252)	1	137		(1,114)
Unrealized gains/(losses) on securities	2	(45)		(43)	0	28		(15)
Actuarial gains/(losses)	20	39		59	0	(109)		(50)
Net prior service credit/(cost)	(2)	1		(1)	0	249		248
Other comprehensive income/(loss), net of tax	(547)	(683)		(1,230)	31	305		(894)
Comprehensive income/(loss)	691	(547)		144	1,380	(733)		791
Comprehensive income/(loss) attributable to noncontrolling interests	186	(91)		95	0	116		211
Comprehensive income/(loss) attributable to shareholders	505	(456)		49	1,380	(849)		580
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets
end of 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,572	73,428		78,000	917	432		79,349
Interest-bearing deposits with banks	69	4,035		4,104	0	(2,860)		1,244
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	152,647	10,561		163,208	0	0		163,208
Securities received as collateral	26,754	100		26,854	0	0		26,854
Trading assets	74,980	166,333		241,313	0	(182)		241,131
Investment securities	3	2,376		2,379	3,981	(3,569)		2,791
Other investments	2,826	5,641		8,467	46,392	(46,246)		8,613
Net loans	20,664	235,264		255,928	350	16,273		272,551
Premises and equipment	892	3,549		4,441	0	200		4,641
Goodwill	731	7,035		7,766	0	878		8,644
Other intangible assets	115	134		249	0	0		249
Brokerage receivables	25,009	16,620		41,629	0	0		41,629
Other assets	24,738	45,773		70,511	221	(174)		70,558
Total assets	334,000	570,849		904,849	51,861	(35,248)		921,462
Liabilities and equity (CHF million)
Due to banks	97	26,409		26,506	2,627	(3,124)		26,009
Customer deposits	1	357,568		357,569	0	11,489		369,058
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,817	(50,698)		70,119	0	0		70,119
Obligation to return securities received as collateral	26,754	100		26,854	0	0		26,854
Trading liabilities	13,133	59,534		72,667	0	(12)		72,655
Short-term borrowings	27,440	(1,519)		25,921	0	0		25,921
Long-term debt	67,776	105,171		172,947	4,930	21		177,898
Brokerage payables	44,029	12,948		56,977	0	0		56,977
Other liabilities	13,103	37,545		50,648	345	(23)		50,970
Total liabilities	313,150	547,058		860,208	7,902	8,351		876,461
Total shareholders' equity	19,693	23,202		42,895	43,959	(42,895)		43,959
Noncontrolling interests	1,157	589		1,746	0	(704)		1,042
Total equity	20,850	23,791		44,641	43,959	(43,599)		45,001

Total liabilities and equity	334,000	570,849		904,849	51,861	(35,248)		921,462
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,965	63,116		68,081	795	(184)		68,692
Interest-bearing deposits with banks	81	3,304		3,385	0	(1,870)		1,515
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	127,153	32,860		160,013	0	9		160,022
Securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading assets	73,582	156,156		229,738	0	(325)		229,413
Investment securities	2	1,625		1,627	1,481	(121)		2,987
Other investments	4,522	5,685		10,207	42,570	(42,448)		10,329
Net loans	20,464	210,693		231,157	3,185	12,712		247,054
Premises and equipment	891	4,004		4,895	0	196		5,091
Goodwill	658	6,463		7,121	0	878		7,999
Other intangible assets	78	132		210	0	0		210
Brokerage receivables	25,667	26,377		52,044	0	1		52,045
Other assets	18,120	43,447		61,567	243	1,255		63,065
Assets of discontinued operations held-for-sale	11	1,573		1,584	0	0		1,584
Total assets	299,673	554,756		854,429	48,274	(29,897)		872,806
Liabilities and equity (CHF million)
Due to banks	251	22,896		23,147	3,242	(3,281)		23,108
Customer deposits	1	321,677		321,678	0	11,411		333,089
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,600	(4,568)		94,032	0	0		94,032
Obligation to return securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading liabilities	14,304	62,508		76,812	0	(177)		76,635
Short-term borrowings	42,842	(22,649)		20,193	0	0		20,193
Long-term debt	31,909	94,832		126,741	2,784	517		130,042
Brokerage payables	55,749	17,405		73,154	0	0		73,154
Other liabilities	11,310	39,790		51,100	84	263		51,447
Liabilities of discontinued operations held-for-sale	19	1,121		1,140	0	0		1,140
Total liabilities	278,464	532,333		810,797	6,110	8,733		825,640
Total shareholders' equity	18,059	21,408		39,467	42,164	(39,467)		42,164
Noncontrolling interests	3,150	1,015		4,165	0	837		5,002
Total equity	21,209	22,423		43,632	42,164	(38,630)		47,166

Total liabilities and equity	299,673	554,756		854,429	48,274	(29,897)		872,806
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,175)	(6,025)		(18,200)	609	[2]	(29)		(17,620)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,105)	6,378		(727)	0		1,002		275
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(10,390)	22,067		11,677	0		8		11,685
Purchase of investment securities	0	(1,060)		(1,060)	(2,217)		2,217		(1,060)
Proceeds from sale of investment securities	0	118		118	0		812		930
Maturities of investment securities	0	187		187	0		153		340
Investments in subsidiaries and other investments	(643)	(585)		(1,228)	(1,352)		1,316		(1,264)
Proceeds from sale of other investments	1,218	301		1,519	3		31		1,553
(Increase)/decrease in loans	9,061	(32,751)		(23,690)	2,482		(2,396)		(23,604)
Proceeds from sales of loans	0	1,255		1,255	0		0		1,255
Capital expenditures for premises and equipment and other intangible assets	(317)	(726)		(1,043)	0		(13)		(1,056)
Proceeds from sale of premises and equipment and other intangible assets	0	1		1	0		0		1
Other, net	(11)	612		601	(10)		15		606
Net cash provided by/(used in) investing activities of continuing operations	(8,187)	(4,203)		(12,390)	(1,094)		3,145		(10,339)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(168)	27,305		27,137	(669)		(428)		26,040
Increase/(decrease) in short-term borrowings	14,532	(11,023)		3,509	0		0		3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	2,999	(34,000)		(31,001)	0		0		(31,001)
Issuances of long-term debt	6,607	67,543		74,150	2,217		(2,208)		74,159
Repayments of long-term debt	(2,559)	(35,312)		(37,871)	0		1,400		(36,471)
Issuances of common shares	0	0		0	297		0		297
Sale of treasury shares	0	0		0	0		9,394		9,394
Repurchase of treasury shares	0	0		0	(742)		(9,455)		(10,197)
Dividends paid	(1,128)	1,044		(84)	(1,125)		(43)		(1,252)
Other, net	(791)	303		(488)	609		(1,313)		(1,192)
Net cash provided by/(used in) financing activities of continuing operations	19,492	15,860		35,352	587		(2,653)		33,286
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	485	5,132		5,617	20		153		5,790
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(8)	(452)		(460)	0		0		(460)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(393)	10,312		9,919	122		616		10,657

Cash and due from banks at beginning of period	4,965	63,116		68,081	795		(184)		68,692
Cash and due from banks at end of period	4,572	73,428		78,000	917		432		79,349
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 113 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,078	15,939		22,017	400	[2]	(343)		22,074
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	444		443	0		95		538
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(594)	17,714		17,120	0		0		17,120
Purchase of investment securities	0	(676)		(676)	(1,402)		1,401		(677)
Proceeds from sale of investment securities	23	153		176	0		0		176
Maturities of investment securities	0	673		673	0		159		832
Investments in subsidiaries and other investments	232	(1,570)		(1,338)	(2,458)		2,004		(1,792)
Proceeds from sale of other investments	2,139	1,026		3,165	481		91		3,737
(Increase)/decrease in loans	3,562	(12,139)		(8,577)	1,228		(1,777)		(9,126)
Proceeds from sales of loans	0	1,483		1,483	0		0		1,483
Capital expenditures for premises and equipment and other intangible assets	(238)	(657)		(895)	0		(8)		(903)
Proceeds from sale of premises and equipment and other intangible assets	0	9		9	0		0		9
Other, net	(87)	202		115	0		7		122
Net cash provided by/(used in) investing activities of continuing operations	5,036	6,662		11,698	(2,151)		1,972		11,519
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	95	22,535		22,630	(500)		333		22,463
Increase/(decrease) in short-term borrowings	22,124	(16,122)		6,002	0		0		6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(29,400)	(6,947)		(36,347)	0		0		(36,347)
Issuances of long-term debt	687	37,227		37,914	2,292		(1,116)		39,090
Repayments of long-term debt	(4,219)	(50,997)		(55,216)	0		81		(55,135)
Issuances of common shares	0	0		0	976		0		976
Sale of treasury shares	0	0		0	58		9,706		9,764
Repurchase of treasury shares	0	0		0	(217)		(9,985)		(10,202)
Dividends paid	(178)	(305)		(483)	(154)		73		(564)
Excess tax benefits related to share-based compensation	0	0		0	1		(1)		0
Other, net	(165)	901		736	75		(1,279)		(468)
Net cash provided by/(used in) financing activities of continuing operations	(11,056)	(13,708)		(24,764)	2,531		(2,188)		(24,421)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(74)	(1,145)		(1,219)	(4)		7		(1,216)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	0	(1,027)		(1,027)	0		0		(1,027)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(16)	6,721		6,705	776		(552)		6,929

Cash and due from banks at beginning of period	4,981	56,395		61,376	19		368		61,763
Cash and due from banks at end of period	4,965	63,116		68,081	795		(184)		68,692
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 208 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(4,354)	(7,863)		(12,217)	357	[2]	(808)		(12,668)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2)	317		315	0		(131)		184
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,780	24,153		46,933	0		19		46,952
Purchase of investment securities	0	(276)		(276)	0		(204)		(480)
Proceeds from sale of investment securities	0	936		936	0		0		936
Maturities of investment securities	0	1,442		1,442	0		184		1,626
Investments in subsidiaries and other investments	(84)	(1,832)		(1,916)	(3,584)		3,461		(2,039)
Proceeds from sale of other investments	1,922	996		2,918	110		76		3,104
(Increase)/decrease in loans	1,994	(11,564)		(9,570)	1,154		(2,606)		(11,022)
Proceeds from sales of loans	0	1,090		1,090	0		0		1,090
Capital expenditures for premises and equipment and other intangible assets	(364)	(863)		(1,227)	0		(15)		(1,242)
Proceeds from sale of premises and equipment and other intangible assets	16	10		26	0		0		26
Other, net	235	3,441		3,676	28		(21)		3,683
Net cash provided by/(used in) investing activities of continuing operations	26,497	17,850		44,347	(2,292)		763		42,818
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	78	(14,083)		(14,005)	(1,015)		2,453		(12,567)
Increase/(decrease) in short-term borrowings	5,508	(17,151)		(11,643)	0		3,803		(7,840)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,167)	(19,791)		(39,958)	0		0		(39,958)
Issuances of long-term debt	1,625	35,610		37,235	10		1,160		38,405
Repayments of long-term debt	(6,996)	(48,405)		(55,401)	(1,149)		614		(55,936)
Issuances of common shares	0	0		0	1,930		0		1,930
Sale of treasury shares	0	0		0	367		7,988		8,355
Repurchase of treasury shares	0	0		0	(495)		(8,364)		(8,859)
Dividends paid	0	(321)		(321)	(944)		(31)		(1,296)
Excess tax benefits related to share-based compensation	0	42		42	0		(42)		0
Other, net	(1,749)	5,352		3,603	3,180		(6,389)		394
Net cash provided by/(used in) financing activities of continuing operations	(21,701)	(58,747)		(80,448)	1,884		1,192		(77,372)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(120)	(1,064)		(1,184)	57		(115)		(1,242)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	6	(352)		(346)	0		0		(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	328	(50,176)		(49,848)	6		1,032		(48,810)

Cash and due from banks at beginning of period	4,653	106,571		111,224	13		(664)		110,573
Cash and due from banks at end of period	4,981	56,395		61,376	19		368		61,763
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.